Goodwill and Other Intangible Assets, Net - Summary of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ 5,952,269	₩ 6,088,729	₩ 6,405,754
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,349,838	1,375,131	1,461,954
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	2,449,193	2,521,171	2,667,086
Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	118,310	119,039	127,949
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	80,218	117,012	135,796
Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	309,373	256,617	264,801
Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	205,944	162,268	151,144
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	466,945	514,245	559,809
Power generation permit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	539,405	539,405	539,405
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	433,043	483,841	₩ 497,810
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	8,686,709	8,344,824
Gross amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,604,288	1,669,556
Gross amount [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	3,140,159	2,923,030
Gross amount [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	139,873	139,843
Gross amount [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	397,129	376,327
Gross amount [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	705,692	633,025
Gross amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	296,320	196,124
Gross amount [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	857,624	859,643
Gross amount [member] | Power generation permit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	539,405	539,405
Gross amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	1,006,219	1,007,871
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(2,734,397)	(2,255,231)
Accumulated depreciation, amortization and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(254,450)	(294,425)
Accumulated depreciation, amortization and impairment [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(690,966)	(401,156)
Accumulated depreciation, amortization and impairment [member] | Premium in rental [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(21,563)	(20,804)
Accumulated depreciation, amortization and impairment [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(316,892)	(259,184)
Accumulated depreciation, amortization and impairment [member] | Port facilities usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(396,319)	(376,408)
Accumulated depreciation, amortization and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(90,376)	(33,856)
Accumulated depreciation, amortization and impairment [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(390,679)	(345,398)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(573,152)	(524,000)
Government grants [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(43)	(864)
Government grants [member] | Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets		(703)
Government grants [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	(19)	(131)
Government grants [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and other intangible assets	₩ (24)	₩ (30)